Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Rental expense for operating leases	$ 82	$ 73	$ 55
Operating lease arrangements period	10 years